DIRECTORS', SUPERVISORS' AND SENIOR MANAGEMENT'S REMUNERATION - Remuneration payables to directors and supervisors (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DIRECTORS', SUPERVISORS' AND SENIOR MANAGEMENT'S REMUNERATION
Fees	¥ 768	¥ 762	¥ 653
Basic salaries, housing fund, other allowances and benefits in kind	1,370	975	1,143
Pension costs	166	114	140
Total remuneration	¥ 2,304	¥ 1,851	¥ 1,936